BASIC AND DILUTED NET LOSS PER SHARE - Additional Information (Details) - Options For Purchase Of Ordinary Shares [Member] - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Warrant [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	39,252,723	39,252,723
Sponsors earnout shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share		2,402,178
Options and RSUs outstanding [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	33,875,772	26,033,822